Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
30-Jun-2024
Dates
30-Jun-2024
Actual/360 Days
28
30/360 Days
30
15-Jul-2024
15-Jul-2024
Collection Period No.
34
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2, A-3 an
d
A-4 Notes (from... to)
1-Jun-2024
11-Jul-2024
12-Jul-2024
15-Jul-2024
17-Jun-2024
15-Jun-2024
Summary
Beginning
Balance
0.00
0.00
173,050,287.94
130,000,000.00
Principal
Payment
0.00
0.00
18,475,284.30
0.00
Ending
Balance
0.00
0.00
154,575,003.64
130,000,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
0.000000
32.991579
0.000000
Initial
Balance
332,500,000.00
560,000,000.00
560,000,000.00
130,000,000.00
Note
Factor
0.000000
0.000000
0.276027
1.000000
303,050,287.94
284,575,003.64
18,475,284.30
T
otal Note Balance
1,582,500,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
40,576,974.05
343,627,261.99
5,753,719.69
349,380,981.68
40,576,974.05
325,151,977.69
5,348,232.80
330,500,210.49
40,578,961.98
1,623,078,961.98
34,735,936.60
1,657,814,898.58
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
40,578,961.98
40,576,974.05
40,576,974.05
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
0.210000%
0.460000%
0.730000%
Interest
Payment
0.00
0.00
66,335.94
79,083.33
Interest per
$1000 Fac
e
Amount
0.000000
0.000000
0.118457
0.608333
Interest & Principal
Payment
0.00
0.00
18,541,620.24
79,083.33
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
0.000000
33.110036
0.608333
$18,620,703.57
T
otal
$145,419.27

Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
30-Jun-2024
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
19,776,709.14
0.00
19,776,709.14
18,170,997.24
1,035,318.42
323,556.24
148,890.96
0.00
0.00
97,946.28
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
291,150.82
0.00
0.00
145,419.27
0.00
0.00
18,475,284.30
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
19,776,709.14
864,854.75
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
291,150.82
0.00
0.00
0.00
291,150.82
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
145,419.27
0.00
0.00
66,335.94
79,083.33
0.00
0.00
0.00
0.00
0.00
145,419.27
0.00
0.00
66,335.94
79,083.33
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
145,419.27
145,419.27
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
18,475,284.30
0.00
0.00
0.00
18,475,284.30
Aggregate Principal Distributabl
e
Amount
18,475,284.30
18,475,284.30
0.00

Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
30-Jun-2024
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
4,057,697.40
0.00
4,057,697.40
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
16,632.25
81,314.03
97,946.28
4,057,697.40
0.00
16,632.25
16,632.25
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
30-Jun-2024
Pool Statistics
Pool Data
3.76%
26.30
43.73
Cutoff Date Pool Balance
Amount
1,657,814,898.58
Pool Balance beginning of Collection Period
349,380,981.68
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
330,500,210.49
19,969
20,483
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
44,343
13,250,680.23
4,920,317.01
0.00
709,773.95
Pool Factor
19.94%
3.59%
55.46
9.86

Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
30-Jun-2024
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
19,969
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
98.61%
0.99%
0.32%
0.07%
100.00%
325,914,619.91
3,284,548.29
1,063,282.16
237,760.13
330,500,210.49
19,764
154
42
9
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.394%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
9,803.73
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
0.567%
Current Collection Period
Prior Collection Period
Second Prior Collection Period
Third Prior Collection Period
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
8,941,000.86
245,089.30
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
41
912
Losses
(1)
Amount
709,773.95
322,443.56
142,241.09
Number of Receivables
Number of Receivables
Amount
26,352,759.71
10,527,649.10
6,884,109.75
Current
Cumulative
0.539%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
0.865%
(0.045%)
0.531%
0.916%